Property, Plant and Equipment (Narrative) (Details) (Predecessor [Member], iDEN and CDMA [Member], USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jul. 10, 2013	Dec. 31, 2012
Predecessor [Member] | iDEN and CDMA [Member]
Property, Plant and Equipment [Line Items]
Restructuring and Related Cost, Accelerated Depreciation	$ 360	$ 800	$ 2,100